Segment Information - Additional Information (Detail) (Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011 Person	Dec. 31, 2010 Person
Water & Fluid Solutions
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Segment sales by customer information	no single customer accounted for more than 10% of segment sales	one customer accounted for 10% of segment sales	One customer accounted for 10% of segment sales
Number of customer accounted for significant segment sales	0	1	1
Technical Solutions
Revenue, Major Customer [Line Items]
Segment sales by customer information	no single customer accounted for more than 10% of segment sales	No single customer accounted for more than 10% of segment sales	No single customer accounted for more than 10% of segment sales
Number of customer accounted for significant segment sales	0	0	0
Valves & Controls
Revenue, Major Customer [Line Items]
Segment sales by customer information	No single customer accounted for more than 10% of segment sales
Number of customer accounted for significant segment sales	0